CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2021 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 23,236
Restricted cash	618
Short-term deposits	8,080
Prepaid expenses and other receivables	707
Total current assets	32,641
LONG-TERM ASSETS:
Long term prepaid expenses	2,028
Property and equipment, net	7,546
Total long-term assets	9,574
Total assets	42,215
CURRENT LIABILITIES:
Trade payables	1,203
Other payables and accrued expenses	3,202
Total current liabilities	4,405
LONG-TERM LIABILITIES:
Warrants liability	18,623
Warrants to Convertible Preferred shares	18,623
Total liabilities	23,028
Commitments and Contingencies
Convertible preferred shares of no-par value per share - Authorized: 25,348,176 shares as of December 31, 2021 and June 30, 2022; Issued and outstanding: 13,739,186 and 0 shares as of December 31, 2021 and June 30, 2022, respectively	53,964	[1]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Additional paid-in capital	18,063
Accumulated deficit	(52,840)
Total shareholders' equity (deficiency)	(34,777)
Total liabilities, Convertible Preferred shares and shareholders' equity (deficiency)	$ 42,215

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.